EASTERLY SNOW SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 96.5%
	AEROSPACE & DEFENSE - 1.5%
9,638	Barnes Group, Inc.	$ 451,444

	APPAREL & TEXTILE PRODUCTS - 0.5%
3,000	Carter's, Inc.	163,710

	AUTOMOTIVE - 1.7%
3,873	Modine Manufacturing Company(a)	525,915

	BANKING - 22.8%
44,457	Columbia Banking System, Inc.	1,378,611
15,974	Comerica, Inc.	1,154,122
32,292	First Commonwealth Financial Corporation	608,058
26,460	Flagstar Financial, Inc.	316,726
59,358	FNB Corporation	1,017,990
3,813	OFG Bancorp	173,186
53,153	Old National Bancorp	1,231,023
17,426	Zions Bancorporation	1,054,622
		6,934,338
	BIOTECH & PHARMA - 1.6%
16,112	Collegium Pharmaceutical, Inc.(a)	491,416

	CHEMICALS - 4.5%
14,611	Chemours Company (The)	317,643
11,237	Ecovyst, Inc.(a)	89,334
16,312	FMC Corporation	963,877
		1,370,854
	COMMERCIAL SUPPORT SERVICES - 2.4%
10,299	ABM Industries, Inc.	588,794
14,436	Cross Country Healthcare, Inc.(a)	155,331
		744,125
	ELECTRICAL EQUIPMENT - 1.7%
3,227	Atkore, Inc.	304,338
7,041	Sensata Technologies Holding plc	226,298
		530,636

EASTERLY SNOW SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 96.5% (Continued)
	FOOD - 2.2%
12,684	Pilgrim's Pride Corporation(a)	$ 654,621

	HOME & OFFICE PRODUCTS - 3.1%
8,365	Whirlpool Corporation	932,028

	INDUSTRIAL SUPPORT SERVICES - 0.8%
1,095	WESCO International, Inc.	231,669

	INSURANCE - 12.0%
29,550	CNO Financial Group, Inc.	1,179,045
13,131	Jackson Financial, Inc., Class A	1,315,595
32,269	Lincoln National Corporation	1,146,840
		3,641,480
	LEISURE FACILITIES & SERVICES - 7.8%
67,751	Bloomin' Brands, Inc.	944,449
4,714	Brinker International, Inc.(a)	623,521
9,983	Cinemark Holdings, Inc.(a)	344,613
11,316	Dave & Buster's Entertainment, Inc.(a)	444,945
		2,357,528
	MACHINERY - 3.6%
17,217	Astec Industries, Inc.	664,748
4,005	Kennametal, Inc.	114,944
5,657	Terex Corporation	309,947
		1,089,639
	METALS & MINING - 3.8%
91,940	Cleveland-Cliffs, Inc.(a)	1,144,653

	OIL & GAS PRODUCERS - 9.4%
17,593	CNX Resources Corporation(a)	712,868
56,089	Delek US Holdings, Inc.	1,068,496
7,308	HF Sinclair Corporation	299,116
7,534	Northern Oil and Gas, Inc.	327,654
85,396	Veren, Inc.	452,599
		2,860,733

EASTERLY SNOW SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 96.5% (Continued)
	REITS - 3.0%
28,310	Highwoods Properties, Inc.	$ 918,943

	RETAIL - DISCRETIONARY - 2.4%
15,094	Urban Outfitters, Inc.(a)	735,531

	SEMICONDUCTORS - 6.6%
3,109	Diodes, Inc.(a)	202,085
45,181	Photronics, Inc.(a)	1,125,459
12,554	Silicon Motion Technology Corporation - ADR	666,241
		1,993,785
	SOFTWARE - 1.8%
18,166	Open Text Corporation	552,791

	STEEL - 2.9%
14,092	Commercial Metals Company	869,335

	TECHNOLOGY HARDWARE - 0.4%
3,956	Clearfield, Inc.(a)	121,054

	TOTAL COMMON STOCKS (Cost $21,505,035)	29,316,228

	TOTAL INVESTMENTS - 96.5% (Cost $21,505,035)	$ 29,316,228
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.5%	1,061,719
	NET ASSETS - 100.0%	$ 30,377,947

ADR	- American Depositary Receipt
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.